UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-5028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Ernest L. Schmider,

840 Newport Center Drive,

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: July 1, 2004 - June 30, 2005

Item 1. Proxy Voting Record

The Proxy Voting Record, stated below, encompasses all Funds in the PIMCO Funds except the following Funds and Portfolios: All Asset All Authority Fund, All Asset Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund, CommodityRealReturn Strategy Fund, Emerging Markets Bond Fund, European StocksPLUS TR Strategy Fund, Far East (ex-Japan) StocksPLUS TR Strategy Fund, Foreign Bond Fund (U.S. Dollar-Hedged), Foreign Bond Fund (Unhedged), Fundamental IndexPLUS Fund, Fundamental IndexPLUS TR Fund, Global Bond Fund (Unhedged), Global Bond Fund (U.S. Dollar-Hedged), GNMA Fund, International StocksPLUS TR Strategy Fund, Japanese StocksPLUS TR Strategy Fund, Developing Local Markets Fund, Low Duration Fund II, Low Duration Fund III, Moderate Duration Fund, Money Market Fund, Municipal Bond Fund, New York Municipal Bond Fund, Real Return Asset Fund, Real Return Fund, Real Return Fund II, RealEstateRealReturn Strategy Fund, Short Duration Municipal Income Fund, StocksPLUS Total Return Fund, StocksPLUS TR Short Strategy Fund, Total Return Fund II, Total Return Fund III, Total Return Mortgage Fund, Developing Local Markets Portfolio, Emerging Markets Portfolio, International Portfolio, Municipal Sector Portfolio, Real Return Portfolio, Short-Term Portfolio, and U.S. Government Sector Portfolio, in which there were no proxy votes to report.

	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Fund Name	Issuer Name	Exchange Ticker Symbol	Cusip or Isin	Security Holder Meeting Date	Matter Voted On	Issuer or Security Holder Proposal	Vote Cast (Y/N?)	Vote Cast: For, Against, Abstain	Vote Cast “For” or “Against” Management or “Abstain”
Convertible Fund

	El Paso Production Holding Co.	N/A	283703AB2	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	PPL Energy Supply LLC	N/A	69352JAE7	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
	Targeted Return Index Securities Trust	N/A	87613YAH4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Dana Corp.	N/A	235811AU0	N/A	Consent to the proposed amendments	Issuer	Y	For	For

Diversified Income Fund

	Hollinger International Publishing, Inc.	N/A	435572AE2	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	PanAmSat Corp.	N/A	697933AP4	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	El Paso Production Holding Co.	N/A	283703AB2	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	El Paso Energy Partners	N/A	28368QAC3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Williams Cos., Inc.	N/A	969457BQ2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	AT&T Wireless Services, Inc.	N/A	00209AAG1	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Officemax, Inc.	N/A	097383AW3	N/A	Consent to the proposed amendments to Indenture	Issuer	N	Abstain	Abstain
	Evergreen Resources, Inc.	N/A	299900AD2	N/A	Consent to the proposed amendments to Indenture	Issuer	N	Abstain	Abstain
	K&F Industries, Inc.	N/A	482240AJ7	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
	Dimon, Inc.	N/A	254394AJ8	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Dimon, Inc.	N/A	254394AE9	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Targeted Return Index Securities Trust	N/A	87613YAH4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Dana Corp.	N/A	235811AU0	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Host Marriott LP	N/A	44108EAK4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Dimon, Inc.	N/A	254394AJ8	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Dimon, Inc.	N/A	254394AE9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Young Broadcasting, Inc.	N/A	987434AQ0	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Freescale Semiconductor, Inc.	N/A	35687MAF4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Freescale Semiconductor, Inc.	N/A	35687MAD9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Wynn Las Vegas LLC	N/A	983130AB1	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

European Convertible Fund

	Wells Fargo & Co.	N/A	949746EZ0	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
Floating Income Fund

	Freescale Semiconductor, Inc.	N/A	35687MAD9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

High Yield Fund

	Hollinger International Publishing, Inc.	N/A	435572AE2	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	PanAmSat Corp.	N/A	697933AP4	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	El Paso Production Holding Co.	N/A	283703AB2	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	JET Equipment Trust	N/A	477122AU9	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Alderwoods Group, Inc.	N/A	014383AC7	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	El Paso Energy Partners	N/A	28368QAC3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	GulfTerra Energy Partners LP	N/A	40274XAB8	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Williams Cos., Inc.	N/A	969457BQ2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	PTC International Finance S.A.	N/A	69364SAF0	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Officemax, Inc.	N/A	097383AW3	N/A	Consent to the proposed amendments to Indenture	Issuer	N	Abstain	Abstain
	Choctaw Resort Development Enterprise	N/A	17037NAB6	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
	AmeriGas Partners LP	N/A	0309819C0	N/A	Consent to the proposed amendments	Issuer	Y	Against	Against
	Evergreen Resources, Inc.	N/A	299900AD2	N/A	Consent to the proposed amendments to Indenture	Issuer	N	Abstain	Abstain
	K&F Industries, Inc.	N/A	482240AG3	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
	K&F Industries, Inc.	N/A	482240AJ7	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
	Dimon, Inc.	N/A	254394AE9	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Targeted Return Index Securities Trust	N/A	87613YAH4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Dana Corp.	N/A	235811AU0	N/A	Consent to the proposed amendments	Issuer	Y	For	For
	Cincinnati Bell, Inc.	N/A	171871AB2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Cedar Brakes II LLC	N/A	15005NAC6	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	SPX Corp.	N/A	784635AH7	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	SPX Corp.	N/A	784635AG9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Host Marriott LP	N/A	44108EAK4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Reddy Ice Group, Inc.	N/A	757346AC5	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	AmeriGas Partners LP	N/A	03073KAC5	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Young Broadcasting, Inc.	N/A	987434AQ0	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Freescale Semiconductor, Inc.	N/A	35687MAE7	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Freescale Semiconductor, Inc.	N/A	35687MAD9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	Wynn Las Vegas LLC	N/A	983130AB1	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

Investment Grade Corporate Bond Fund

	AT&T Wireless Services, Inc.	N/A	00209AAG1	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
	BB&T Corp.	N/A	054937AC1	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	Against	Against

Long-Term U.S. Government Fund

Overseas Private Investment Corp.	N/A	690353LA3	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For

Low Duration Fund

Federal-Mogul Corp.	N/A	313549AK3	12/9/2004	Plan of Bankruptcy Reorganization	Issuer

Short-Term Fund

PanAmSat Corp.	N/A	697933AK5	N/A	Consent to the proposed amendments	Issuer	Y	For	For

StocksPLUS Fund

Host Marriott LP	N/A	44108EAK4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

Total Return Fund

Delta Air Lines, Inc.	N/A	247361XG8	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain

TXU Eastern Funding Co.	N/A	873169AF3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain

Asset-Backed Securities Portfolio

ARG Funding Corp.	N/A	00204AAR2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	Abstain	Abstain

High Yield Portfolio

Hollinger International Publishing, Inc.	N/A	435572AE2	N/A	Consent to the proposed amendments	Issuer	Y	For	For
PanAmSat Corp.	N/A	697933AP4	N/A	Consent to the proposed amendments	Issuer	Y	For	For
JET Equipment Trust	N/A	477122AU9	N/A	Consent to the proposed amendments	Issuer	Y	For	For
Alderwoods Group, Inc.	N/A	014383AC7	N/A	Consent to the proposed amendments	Issuer	Y	For	For
El Paso Energy Partners	N/A	28368QAC3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Officemax, Inc.	N/A	097383AW3	N/A	Consent to the proposed amendments to Indenture	Issuer	N	Abstain	Abstain
AmeriGas Partners LP	N/A	0309819C0	N/A	Consent to the proposed amendments	Issuer	Y	Against	Against
Evergreen Resources, Inc.	N/A	299900AD2	N/A	Consent to the proposed amendments to Indenture	Issuer	N	Abstain	Abstain
K&F Industries, Inc.	N/A	482240AJ7	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For
Targeted Return Index Securities Trust	N/A	87613YAH4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Dana Corp.	N/A	235811AU0	N/A	Consent to the proposed amendments	Issuer	Y	For	For
Cincinnati Bell, Inc.	N/A	171871AB2	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
SPX Corp.	N/A	784635AH7	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Reddy Ice Group, Inc.	N/A	757346AC5	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Young Broadcasting, Inc.	N/A	987434AQ0	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Crown Castle International Corp.	N/A	228227AJ3	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Freescale Semiconductor, Inc.	N/A	35687MAF4	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Freescale Semiconductor, Inc.	N/A	35687MAD9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Wynn Las Vegas LLC	N/A	983130AB1	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For

Investment Grade Corporate Portfolio

AT&T Wireless Services, Inc.	N/A	00209AAH9	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
AT&T Wireless Services, Inc.	N/A	00209AAG1	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
AT&T Wireless Services, Inc.	N/A	00209AAE6	N/A	Consent to the proposed amendments in the Indenture	Issuer	Y	For	For
Entergy-Koch Trading LP	N/A	29365HAB6	N/A	Consent to the proposed amendments to Indenture	Issuer	Y	For	For

Mortgage Portfolio

TMI Home Loan Trust	N/A	87258DAE7	N/A	Consent to the proposed amendments	Issuer	Y	For	For

Short-Term Portfolio II

PanAmSat Corp.	N/A	697933AK5	N/A	Consent to the proposed amendments	Issuer	Y	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO FUNDS

By:	/s/ Ernest L. Schmider
Ernest L. Schmider, Principal Executive Officer

Date: August 24, 2005